GOODWILL AND OTHER INTANGIBLE ASSETS Text (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2024 USD ($)	Oct. 31, 2023 USD ($) numberOfCustomers	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)
Intangible Assets, Including Goodwill)
Goodwill Additions		$ 15	$ 19
Additions and adjustments to other intangibles		50
Foreign exchange translation impact to other intangible assets		2	(3)
Goodwill and Intangible Asset Impairment [Abstract]
Goodwill impairment	$ 0	0	0	$ 0
Impairment of finite-lived intangible assets		0	0	0
Impairment of indefinite-lived intangible assets		0	0	0
Business Acquisition
Intangible assets written-off		7
Net gain on Divestiture of Business		43	0	0
Proceeds from Divestiture of Businesses		50	0	$ 0
Diagnostics and Genomics
Intangible Assets, Including Goodwill)
Goodwill Additions		15	0
Business Acquisition
Goodwill, Transfers	$ 168
Life Sciences and Applied Markets
Intangible Assets, Including Goodwill)
Goodwill Additions		0	19
Agilent CrossLab
Intangible Assets, Including Goodwill)
Goodwill Additions		0	0
Resolution Bioscience, Inc.
Goodwill and Intangible Asset Impairment [Abstract]
Impairment of finite-lived intangible assets		258
Business Acquisition
Net gain on Divestiture of Business		43
Resolution Bioscience, Inc. | Cost of Product and Services
Goodwill and Intangible Asset Impairment [Abstract]
Impairment of finite-lived intangible assets		$ 249
Business Acquisition
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Cost of revenue
Resolution Bioscience, Inc. | Selling, General and Administrative
Goodwill and Intangible Asset Impairment [Abstract]
Impairment of finite-lived intangible assets		$ 9
Business Acquisition
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Selling, general and administrative
Polymer Standards Service GmbH
Intangible Assets, Including Goodwill)
Goodwill Additions			19
Additions and adjustments to other intangibles			35
Business Acquisition
Purchase price for acquisition			$ 41
Acquisition of businesses
Business Acquisition
Number of Businesses Acquired | numberOfCustomers		2
Purchase price for acquisition		$ 51